Investment Property	12 Months Ended
Dec. 31, 2020
Investment Property
Investment Property

Note 11. Investment Property

All of the Group’s investment property is located in Europe and forms part of the security granted in connection with bonds issued by a subsidiary of the Group (see Note 16).

Changes in investment property included in non-current assets:	2020	2019
Balance, beginning of year	$38,205	$37,804
Change in fair value during the year	760	2,996
Disposals	(4,567)	—
Currency translation adjustments	2,510	(2,595)
Balance, end of year	$36,908	$38,205

The amounts recognized in profit or loss in relation to investment property during the years ended December 31, 2020, 2019 and 2018 are as follows:

Years ended December 31:	2020	2019	2018
Rental income	$1,376	$1,652	$1,611
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	216	266	193